Dividends - Summary of dividends per share (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
– Rio Tinto plc
Disclosure of Dividends [Line Items]
Dividends per share: paid during the year (in usd per share)	$ 4.350	$ 4.020	$ 7.460
Final Dividends
Disclosure of Dividends [Line Items]
Ordinary dividends per share: announced with the results for the year (in usd per share)	2.250	2.580	2.250
Final Dividends | – Rio Tinto plc
Disclosure of Dividends [Line Items]
Previous year dividends per share paid in the year (in currency per share)	2.580	2.250	4.170
Special Dividends | – Rio Tinto plc
Disclosure of Dividends [Line Items]
Previous year dividends per share paid in the year (in currency per share)	0	0	0.620
Interim Dividends | – Rio Tinto plc
Disclosure of Dividends [Line Items]
Interim dividends per share paid in the year (in currency per share)	$ 1.770	$ 1.770	$ 2.670